Acquisition after balance sheet date (Details Textual) - USD ($) $ in Thousands			1 Months Ended
	Jan. 03, 2017	Nov. 01, 2014	Oct. 01, 2015	Dec. 31, 2016
Business Combination, Consideration Transferred, Total			$ 194,160
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				49.00%
Hoegh LNG FSRU III Ltd [Member]
Lease Expiration Term		20 years
Hoegh LNG FSRU III Ltd [Member] | Minimum [Member]
Lease Expiration Term		10 years
Hoegh LNG FSRU III Ltd [Member] | Maximum [Member]
Lease Expiration Term		15 years
Hoegh LNG Colombia Holding Ltd [Member]
Percentage of Partnership Interest				51.00%
Business Acquisition, Percentage of Voting Interests Acquired				51.00%
Hoegh LNG Colombia Holding Ltd [Member] | Subsequent Event [Member]
Percentage of Partnership Interest	51.00%
Business Combination, Consideration Transferred, Total	$ 91,800